ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Accounts payable	$ 188	$ 113
Accrued bonuses	193
Accrued legal fees	186
Accrued other professional fees	75	77
Accrued accounting and auditing fees	69	59
Insurance premium note		1,651
Accrued interest		5
Other	39	33
Total accounts payable and accrued liabilities	$ 750	$ 1,938